UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2020

The Acquirers Fund

Ticker: ZIG

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The Acquirers Fund

The Acquirers Fund

Letter to Shareholders
October 31, 2020 (Unaudited)

Fellow investors,

This is the 2020 letter for The Acquirers Fund (“ZIG” or the “Fund”). The Fund was launched last year to exploit the unusually favorable spreads then prevailing between the most undervalued and overvalued stocks. The information in this letter relates to the six-months ending October 31, 2020 (the “current fiscal period”).

The Fund seeks to hold long positions in deeply undervalued, fundamentally strong U.S.-listed targets for buyout firms and activists, and short positions in overvalued, financially weak companies.

The Fund tracks The Acquirer’s Index published by Acquirers Funds®, LLC, the Adviser and Index Provider. Acquirers Funds’ index-construction process begins with the Acquirer’s Multiple®, the measure highlighted in the books The Acquirer’s Multiple (2017), Deep Value (2014), and Quantitative Value (2012) that financial acquirers like buyout firms and activists use to find potential targets. Acquirers Funds takes a holistic approach to valuation, examining assets, earnings, and cash flows, to understand the economic reality of each company. An important part of this process is a forensic-accounting diligence of the financial statements, particularly the notes and management’s discussion and analysis, to find information a quantitative screen may miss.

At the launch of the Fund in 2019, I said, “After one of the most prolonged growth rallies ever, value spreads are widest since the run-up to the Great Depression and the Dot Com bubble.1 Historically, the base rate for investing in value after it has disappointed and spreads are wide has been extremely attractive.2” As they did last year, value spreads continued to widen through the end of the reporting period. Value, represented by the Dow Jones Thematic Market Neutral Value Index (“Value Index”), closed within 4 percent of its all-time low, which it reached July 9, 2020. In contrast, momentum, represented by the Dow Jones Thematic Market Neutral Momentum Index (“Momentum Index”), closed within 4 percent of its all-time high, which it reached October 13, 2020. For the current fiscal period, the Value Index fell 50 percent against the Momentum Index, recovering just 3 percent from the July 9, 2020 all-time bottom by the close. The headwinds to value remain strong. We look forward to a tailwind.

[1]	“Bernstein Quants See Historic Divergence Favoring Value Stocks”: https://www.bloomberg.com/news/articles/2019-03-06/bernstein-quants-go-rogue-and-tout-decade-losing-stock-strategy
[2]	“Value Investors Are Vexed”: https://www.morningstar.com/articles/922787/value-investors-are-vexed.html

The Acquirers Fund

Letter to Shareholders
October 31, 2020 (Unaudited) (Continued)

Fund and Individual Stock Performance

For the current fiscal period the Fund gained 1.59 percent on a market price basis and 1.97 percent at NAV. For comparison purposes, the Fund’s underlying index, the Acquirer’s Index, returned 4.50 percent and the S&P 500 Index, on a total return basis, returned 13.29 percent. The Fund’s best performing long positions were Evercore (EVR), American Equity Investment Life (AEL), and Lear Corporation (LEA) while the three worst long performers were Virtu Financial (VIRT), Molina Health (MOH) and First American Financial (FAF). The Fund’s best performing short positions were EPR Properties (EPR), Cleveland-Cliffs (CLF) and Sabre Corp (SABR) while the three worst short performers were EXACT Sciences (EXAS), Levi Strauss (LEVI), and Ormat Technologies (ORA).

Thank you for investment in The Acquirers Fund. We look forward to a return to value.

Yours sincerely,
The Acquirers Fund

Tobias E. Carlisle
Principal and Founder

Must be preceded or accompanied by a prospectus.

The Acquirers Fund is distributed by Quasar Distributors, LLC.

Past Performance does not guarantee future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Fund return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies.

Base Rate is the probability of an event happening without intervention.

Spread refers to the difference in valuation between Fama-French value stocks and glamour stocks.

Cash Flow is the net amount of cash and cash-equivalents transferred into and out of a business.

The Acquirers Fund

Letter to Shareholders
October 31, 2020 (Unaudited) (Continued)

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

The Acquirers Index is composed of the 30 most undervalued, fundamentally strong stocks and 30 short positions of the most overvalued, fundamentally weak stocks listed in the U.S. measured by The Acquirer’s Multiple®, a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Adviser.

It is not possible to invest directly in an index.

Dow Jones U.S. Thematic Market Neutral Value Index is designed to measure the performance of a long/short strategy utilizing long positions in growth companies.

Dow Jones U.S. Thematic Market Neutral Momentum Index is designed to measure the performance of a long/short strategy utilizing long positions in high-momentum companies and short positions in low-momentum companies. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution

For a complete list of Fund holdings please see the schedules of investments and securities sold short on pages 5 and 7, respectively, of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Acquirers Fund

Portfolio Allocation
As of October 31, 2020 (Unaudited)

Long Position Portfolio Allocation by Sector	Percentage of Net Assets
Financial♦	40.0%
Consumer, Non-Cyclical	17.9
Consumer, Cyclical	10.0
Technology	10.0
Basic Materials	9.9
Communications	6.5
Industrial	6.1
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.5)
Total	100.0%

Short Position Portfolio Allocation by Sector	Percentage of Net Assets
Utilities	10.1%
Financial	8.4
Consumer, Cyclical	5.3
Consumer, Non-Cyclical	3.9
Basic Materials	1.2
Communications	1.0
Industrial	0.9
Energy	0.9
Total	31.7%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

The Acquirers Fund

Schedule of Investments
October 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 100.4%
	Basic Materials — 9.9%
181,789	IAMGOLD Corporation (a)	$667,166
15,153	Nucor Corporation ^	723,707
23,184	Steel Dynamics, Inc. ^	729,832
		2,120,705
	Communications — 6.5%
18,670	Cisco Systems, Inc.	670,253
15,282	eBay, Inc.	727,882
		1,398,135
	Consumer, Cyclical — 10.0%
7,027	Best Buy Company, Inc. ^	783,862
10,215	DR Horton, Inc.	682,464
16,491	PulteGroup, Inc.	672,173
		2,138,499
	Consumer, Non-Cyclical — 17.9%
2,703	Biogen, Inc. ^ (a)	681,345
1,843	Humana, Inc.	735,873
10,501	ManpowerGroup, Inc. ^	712,703
4,020	Molina Healthcare, Inc. ^ (a)	749,609
7,021	United Therapeutics Corporation (a)	942,429
		3,821,959
	Financial — 40.0% ♦
8,160	Allstate Corporation ^	724,200
29,347	Bank of America Corporation ^	695,524
3,388	Berkshire Hathaway, Inc. - Class B ^ (a)	684,037
20,654	Charles Schwab Corporation ^	849,086
11,182	Evercore, Inc. - Class A ^	889,416
14,028	First American Financial Corporation ^	625,509
10,625	Kemper Corporation	655,137
9,400	LPL Financial Holdings, Inc.	751,342
7,665	Progressive Corporation ^	704,413
10,223	Royal Bank of Canada ^	715,508
27,131	Synchrony Financial ^	678,818
27,528	Virtu Financial, Inc. - Class A	588,549
		8,561,539

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Investments
October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.4% (Continued)
	Industrial — 6.1%
1,868	Lockheed Martin Corporation ^	$654,043
9,547	Oshkosh Corporation ^	643,086
		1,297,129
	Technology — 10.0%
39,201	HP, Inc. ^	704,050
14,872	Intel Corporation ^	658,532
17,469	NetApp, Inc. ^	766,714
		2,129,296
	TOTAL COMMON STOCKS (Cost $22,333,071)	21,467,262

	SHORT-TERM INVESTMENTS — 0.1%
5,000	First American Government Obligations Fund, Class X — 0.05%*	5,000
5,000	First American Treasury Obligations Fund, Class X — 0.05%*	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS (Cost $22,343,071) — 100.5%	21,477,262
	TOTAL SECURITIES SOLD SHORT (Proceeds $6,708,346) — (31.7%)	(6,770,091)
	Other Assets in Excess of Liabilities — 31.2%	6,673,389
	NET ASSETS — 100.0%	$21,380,560

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
^

All or a portion of the security has been segregated as collateral for securities sold short. As of October 31, 2020, the value of these securities amounts to $7,300,024 or 34.1% of net assets. See Note 2 in Notes to Financial Statements.

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
October 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 31.7%
	Basic Materials — 1.2%
31,859	Cleveland-Cliffs, Inc.	$263,792

	Communications — 1.0%
6,341	ViaSat, Inc. (a)	214,960

	Consumer, Cyclical — 5.3%
3,910	Hyatt Hotels Corporation - Class A	215,597
17,616	Levi Strauss & Company - Class A	277,980
13,743	Norwegian Cruise Line Holdings, Ltd. (a)	228,546
6,053	United Airlines Holdings, Inc. (a)	204,955
2,888	Wynn Resorts, Ltd.	209,178
		1,136,256
	Consumer, Non-Cyclical — 3.9%
2,910	Exact Sciences Corporation (a)	360,345
4,982	LivaNova plc (a)	250,794
32,392	Sabre Corporation	211,196
		822,335
	Energy — 0.9%
5,146	Hess Corporation	191,534

	Financial — 8.4%
6,317	Apartment Investment and Management Company - Class A	201,512
2,486	Camden Property Trust	229,309
7,480	EPR Properties	178,323
2,720	Federal Realty Investment Trust	187,082
7,755	Healthcare Realty Trust, Inc.	215,589
8,296	JBG SMITH Properties	193,712
14,083	Outfront Media, Inc.	184,628
20,556	Park Hotels & Resorts, Inc.	204,121
5,510	Regency Centers Corporation	196,101
		1,790,377
	Industrial — 0.9%
10,626	Spirit AeroSystems Holdings, Inc. - Class A	193,287

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 31.7% (Continued)
	Utilities — 10.1%
3,214	American States Water Company	$240,054
2,423	Atmos Energy Corporation	222,116
5,323	California Water Service Group	237,246
2,672	Duke Energy Corporation	246,118
5,671	Essential Utilities, Inc.	233,645
7,680	FirstEnergy Corporation	228,250
4,041	Ormat Technologies, Inc.	286,386
11,563	South Jersey Industries, Inc.	222,819
4,299	Spire, Inc.	240,916
		2,157,550
	TOTAL COMMON STOCKS (Proceeds $6,708,346)	6,770,091
	Total Securities Sold Short (Proceeds $6,708,346)	$6,770,091

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $22,343,071)	$21,477,262
Deposits at broker for securities sold short	6,643,652
Cash	28,068
Dividends and interest receivable	22,856
Total assets	28,171,838

LIABILITIES
Securities sold short, at value (Proceeds $6,708,346)	6,770,091
Broker interest payable	3,747
Management fees payable	17,440
Total liabilities	6,791,278

NET ASSETS	$21,380,560

Net Assets Consist of:
Paid-in capital	$25,623,016
Total distributable earnings (accumulated deficit)	(4,242,456)
Net assets	$21,380,560

Net Asset Value:
Net assets	$21,380,560
Shares outstanding^	1,000,000
Net asset value, offering and redemption price per share	$21.38

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Operations
For the Six-Months Ended October 31, 2020 (Unaudited)

INCOME
Dividends +	$226,114
Interest	4
Total investment income	226,118

EXPENSES
Management fees	89,467
Broker interest expense (See Note 2)	23,271
Dividend expense (See Note 2)	40,814
Total expenses	153,552
Less: fees waived	(8,829)
Net expenses	144,723
Net investment income (loss)	81,395

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(489,240)
Securities sold short	(1,395,286)
Foreign currency	46
Change in unrealized appreciation (depreciation) on:
Investments	1,091,740
Securities sold short	828,936
Net realized and unrealized gain (loss) on investments	36,196
Net increase (decrease) in net assets resulting from operations	$117,591

+	Net of foreign taxes withheld of $6,210.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statements of Changes in Net Assets

	Six-Months Ended October 31, 2020 (Unaudited)	Period Ended April 30, 2020*
OPERATIONS
Net investment income (loss)	$81,395	$40,634
Net realized gain (loss) on investments and securities sold short	(1,884,480)	38,791
Change in unrealized appreciation (depreciation) on investments and securities sold short	1,920,676	(2,848,230)
Net increase (decrease) in net assets resulting from operations	117,591	(2,768,805)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,976,932	30,384,445
Payments for shares redeemed	(11,964,230)	(11,365,373)
Net increase (decrease) in net assets derived from capital share transactions (a)	5,012,702	19,019,072
Net increase (decrease) in net assets	$5,130,293	$16,250,267

NET ASSETS
Beginning of period	$16,250,267	$—
End of period	$21,380,560	$16,250,267

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	775,000	1,200,000
Redemptions	(550,000)	(425,000)
Net increase (decrease)	225,000	775,000

*	Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended October 31, 2020 (Unaudited)		Period Ended April 30, 2020(1)
Net asset value, beginning of period	$20.97		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.09		0.09
Net realized and unrealized gain (loss) on investments	0.32		(4.12)
Total from investment operations	0.41		(4.03)

Net asset value, end of period	$21.38		$20.97
Total return	1.97	%(3)	-16.13	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$21,381		$16,250

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived to average net assets	1.61	%(4)	2.27	%(4)
Expenses after fees waived to average net assets	1.52	%(4)(6)	2.12	%(4)
Expenses excluding dividend and interest expense on short positions before fees waived to average net assets	0.94	%(4)	0.94	%(4)
Expenses excluding dividend and interest expense on short positions after fees waived to average net assets	0.85	%(4)(6)	0.79	%(4)
Net investment income (loss) to average net assets	0.86	%(4)	0.36	%(4)
Net investment income (loss) excluding dividend and interest expense on short positions before fees waived to average net assets	1.44	%(4)	1.54	%(4)
Net investment income (loss) excluding dividend and interest expense on short positions after fees waived to average net assets	1.53	%(4)(6)	1.69	%(4)
Portfolio turnover rate (5)	49	%(3)	207	%(3)

(1)	Commencement of operations on May 14, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Effective May 1, 2020, through August 31, 2020, the Adviser contractually agreed to waive 15 basis points (0.15%) of its management fees for the Fund.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Notes to Financial Statements

October 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Acquirers Fund (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Acquirer’s Index (the “Index”). The Fund commenced operations on May 14, 2019.

The end of the reporting period for the Fund is October 31, 2020, and the period covered by these Notes to Financial Statements is the six-month period from May 1, 2020 to October 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,467,262	$—	$—	$21,467,262
Short-Term Investments	10,000	—	—	10,000
Total Investments in Securities	$21,477,262	$—	$—	$21,477,262

Liabilities^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,770,091	$—	$—	$6,770,091
Total Securities Sold Short	$6,770,091	$—	$—	$6,770,091

^	See Schedule of Investments and Schedule of Securities Sold Short for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities and covers of securities sold short are determined on a specific identification basis. Dividend income and expense is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.

Short Positions. The Fund sells securities it does not own in anticipation of a decline in the fair value of those securities (e.g., short sales not against the box). When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Fund, if any, is displayed in the Expenses section of the Statement of Operations. As collateral for its short positions, the Fund also maintains segregated “Permissible Assets” consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. The Adviser shall earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the securities sold short plus any dividends declared with respect to such securities and payable by the Fund.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and relate to differing book and tax treatments of redemptions in-kind.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

For the fiscal period ended April 30, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,591,242)	$1,591,242

During the fiscal period ended April 30, 2020, the Fund realized $1,591,242 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Acquirers Funds, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with CSat Investment Advisory, L.P., doing business as Exponential ETFs (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings,

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.94% at an annual rate based on the Fund’s average daily net assets. The Adviser contractually agreed to waive 0.15% of its Adviser fees for the Fund through August 31, 2020. The fee waiver effective during the current fiscal period is not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$9,489,713	$11,963,201

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Fund were as follows:

In-Kind Purchases	In-Kind Sales
$17,679,752	$11,903,821

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and securities sold short for federal income tax purposes at April 30, 2020 were as follows:

Tax cost of investments and securities sold short	$15,156,493
Gross tax unrealized appreciation	$1,451,720
Gross tax unrealized depreciation	(4,470,413)
Net tax unrealized appreciation (depreciation)	(3,018,693)
Undistributed ordinary income	41,209
Undistributed long-term capital gains	—
Accumulated gain (loss)	41,209
Other accumulated gain (loss)	(1,382,563)
Distributable earnings (accumulated deficit)	$(4,360,047)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2020, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of April 30, 2020, the Fund had a short-term capital loss carryforward of $1,382,563. This amount does not have an expiration date.

There were no distributions paid by the Fund during the period ended April 30, 2020.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

The Acquirers Fund

Expense Example

For the Six-Months Ended October 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

The Acquirers Fund

Expense Example

For the Six-Months Ended October 31, 2020 (Unaudited) (Continued)

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,019.70	$4.33
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.92	$4.33

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.85%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

The Acquirers Fund

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

The Acquirers Fund

Federal Tax Information

(Unaudited)

Certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. During the fiscal period ended April 30, 2020, the Fund did not pay a dividend.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2020 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.acquirersfund.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.acquirersfund.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

The Acquirers Fund

Information About Fund’s Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.acquirersfund.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.acquirersfund.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Advisor and Index Provider

Acquirers Funds, LLC
21515 Hawthorne Boulevard, Suite 200 PMB#82
Torrance, California 90503

Sub-Adviser

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
1001 Woodward Ave., Suite 500
Detroit, MI 48226

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

The Acquirers Fund

Symbol – ZIG
CUSIP – 26922A263

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/7/2021

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/7/2021

*	Print the name and title of each signing officer under his or her signature.